STOCK-BASED COMPENSATION	12 Months Ended
Dec. 29, 2013
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION
7	STOCK-BASED COMPENSATION

2007 Journal Communications, Inc. Omnibus Incentive Plan
The purpose of the 2007 Journal Communications, Inc. Omnibus Incentive Plan (2007 Plan) is to promote our success by linking personal interests of our employees, officers and non-employee directors to those of our shareholders, and by providing participants with an incentive for outstanding performance.  The 2007 Plan is also intended to enhance our ability to attract, motivate and retain the services of employees, officers and directors upon whose judgment, interest and special effort the successful conduct of our operation is largely dependent.

Subject to adjustment as provided in the 2007 Plan, the aggregate number of shares of class A common stock or class B common stock reserved and available for issuance pursuant to awards granted under the 2007 Plan is 4,800 shares which may be awarded in the form of nonstatutory or incentive stock options, stock appreciation rights, restricted stock, restricted or deferred stock units, performance awards, dividend equivalents or other stock-based awards.  The 2007 Plan also provides for the issuance of cash-based awards.  The 2007 Plan replaced the 2003 Equity Incentive Plan (2003 Plan) and, as of May 3, 2007, all equity grants are made from the 2007 Plan.  We will not grant any additional awards under the 2003 Plan.  As of December 29, 2013, there are 2,335 shares available for issuance under the 2007 Plan.

During the years ended December 29, 2013, December 30, 2012 and December 25, 2011, we recognized $2,089, $2,056 and $1,649, respectively, in stock-based compensation expense. Total income tax benefit recognized related to stock-based compensation for the years ended December 29, 2013, December 30, 2012 and December 25, 2011 was $826, $822 and $656, respectively.  We recognize stock-based compensation expense on a straight-line basis over the service period based upon the fair value of the award on the grant date.  As of December 29, 2013, total unrecognized compensation cost related to stock-based awards was $1,836, net of estimated forfeitures, which we expect to recognize over a weighted average period of 1.1 years.  Stock-based compensation expense is reported in selling and administrative expenses and the net gain on discontinued operations in our consolidated statements of operations.

Stock grants
The compensation committee of our board of directors has granted class B common stock to employees and non-employee directors under our 2003 Plan and our 2007 Plan.  Each stock grant may have been accompanied by restrictions, or may have been made without any restrictions, as the compensation committee of our board of directors determined.  Such restrictions could have included requirements that the participant remain in our continuous employment for a specified period of time, or that we or the participant meet designated performance goals.  We value non-vested restricted stock grants at the closing market prices of our class A common stock on the grant date.

A summary of stock grant activity during 2013 is:

		Weighted
		Average Grant
	Shares	Date Fair Value

Non-vested at December 30, 2012	538	$5.30
Granted	228	6.42
Vested	(319)	5.34
Forfeited	(12)	5.56
Non-vested at December 29, 2013	435	$5.85

Our non-vested restricted stock grants vest from one to four years from the grant date.  We expect our non-vested restricted stock grants to fully vest over the weighted average remaining service period of 1.1 years.  The total grant date fair value of shares vesting during 2013 was $1,701.  There was an aggregate of 382 unrestricted and non-vested restricted stock grants issued to our non-employee directors (90 shares) and employees (292 shares) in 2012 at a weighted average fair value of $5.12 per share, of which 192 shares are vested as of December 29, 2013 with a total grant date fair value of $928.  There were 368 unrestricted and non-vested restricted stock grants issued to our directors (101 shares) and employees (267 shares) during 2011 at a weighted average fair value of $5.63 per share, of which 185 shares are vested as of December 29, 2013 with a total grant date fair value of $1,003.

Performance Units
In 2012 and 2013, the compensation committee of our board of directors approved the grant of performance-based restricted stock units (performance units) under our 2007 Plan, which represent the right to earn shares of class B common stock based on continued employment and the achievement of specified targets for adjusted cumulative EBITDA over specified fiscal year performance periods.  We value performance unit awards at the closing market price of our class A common stock on the grant date.

A summary of stock grant activity during 2013 is:

		Weighted Average
		Grant Date
	Shares	Fair Value

Non-vested at December 30, 2012	77	$5.59
Granted	74	6.33
Vested	-	-
Forfeited	-	-
Non-vested at September 29, 2013	151	5.95

Stock appreciation rights
A stock appreciation right, or SAR, represents the right to receive an amount equal to the excess of the fair value of a share of our class B common stock on the exercise date over the base value of the SAR, which shall not be less than the fair value of a share of our class B common stock on the grant date.  Each SAR is settled only in shares of our class B common stock.  The term during which any SAR may be exercised is 10 years from the grant date, or such shorter period as determined by the compensation committee of our board of directors.

Our SARs vest over a three year graded vesting schedule and it is our policy to recognize compensation cost for awards with graded vesting on a straight-line basis over the vesting period for the entire award.  We ensure the compensation cost recognized at any date is at least equal to the portion of the grant-date value of the award that is vested at that date.  The fixed price SARs have a fixed base value equal to the closing price of our class A common stock on the date of grant. The escalating price SARs have an escalating base value that starts with the closing price of our class A common stock on the date of  grant and increases by six percent per year for each year that the SARs remain outstanding, starting on the first anniversary of the grant date.

A summary of SAR activity during 2013 is:

			Weighted Average
			Contractual Term
		Weighted Average	Remaining
	SARS	Exercise Price	(years)

Outstanding and exercisable at December 30, 2012	1,083	$11.26	4.6
Granted	-
Exercised	(341)	7.57
Forfeited	-
Expired	-
Outstanding and exercisable at December 29, 2013	742	$13.30	3.9

All SARs have vested.  The aggregate intrinsic value of the SARs exercised during 2013 was $563.  The aggregate intrinsic value of the SARs outstanding and exercisable at the end of 2013 is $39.

Employee stock purchase plan
The 2003 Employee Stock Purchase Plan permits eligible employees to purchase our class B common stock at 90% of the fair market value measured as of the closing market price of our class A common stock on the day of purchase.  We recognize compensation expense equal to the 10% discount of the fair market value.  Subject to certain adjustments, 3,000 shares of our class B common stock are authorized for sale under this plan.  There were 45 class B common shares sold to employees under this plan in 2013 at a weighted average fair value of $5.63.  As of December 29, 2013, there are 2,162 shares available for sale under the plan.